Share-Based Compensation (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Apr. 16, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	1,045,000	1,550,000	1,550,000	6,845,297	2,500,000	2,475,000
Awards outstanding	60,000	950,000			1,125,000	500,000
Performance hurdle value	$ 500				$ 294
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance hurdle value		$ 294				$ 120
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance hurdle value		$ 900				$ 300
Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							6,845,297